Segment reporting and information on geographical areas - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Inventory write-down	€ 1,882	€ 462	€ 120
Space Segments
Disclosure of operating segments [line items]
Inventory write-down	5,982	2,501	0
Space Segments | Air And Space Technologies [Member]
Disclosure of operating segments [line items]
Impairment of finite lived intangible assets	1,531	0	0
Air Segments
Disclosure of operating segments [line items]
Inventory write-down	€ 1,500	€ 0	€ 120